14. Common Stock (Details) (USD $)	3 Months Ended
Dec. 31, 2013
Issuance 1
Stock issued to settle notes payable and related accrued interest	3,712,549
Stock Issued During Period, Value, Other	$ 2,447,857
Issuance 2
Stock issued for notes payable origination fees	105,500
Stock Issued During Period, Value, Other	110,900
Issuance 3
Stock issued for services provided by an independent consultant	25,000
Stock Issued During Period, Value, Other	25,000
Issuance 4
Stock issued for equity investment finders' fees	335,000
Stock Issued During Period, Value, Other	335,000
Issuance 5
Stock issued in connection with the conversion of preferred stock	6,924,526
Issuance 6
Stock issued to settle accrued dividends	66,337
Stock Issued During Period, Value, Other	$ 62,131